PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2018
PROVISIONS [abstract]
Schedule of provisions

	2016	2017	2018
	RMB	RMB	RMB

Balance as of January 1	33,115	36,918	39,407
Provision for the year	3,420	1,627	1,567
Accretion expenses	1,057	1,501	1,438
Utilized for the year	(843)	(467)	(598)
Exchange adjustments	169	(172)	193
Balance as of December 31	36,918	39,407	42,007